SEGMENT INFORMATION (Narrative) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment Adjusted EBITDA	[1],[2]	₪ 635	₪ 524	₪ 710
Cellular Segment [Member] | According to IFRS16 as reported [Member]
Disclosure of operating segments [line items]
Segment Adjusted EBITDA		141
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment Adjusted EBITDA	[1],[2]	218	₪ 198	₪ 207
Fixed-Line Segment [Member] | According to IFRS16 as reported [Member]
Disclosure of operating segments [line items]
Segment Adjusted EBITDA		₪ 16

[1]	Adjusted EBITDA as reviewed by the CODM represents Earnings before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.